RICHARD GOODNER
Attorney at Law
6608 Emerald Drive
Colleyville, Texas  76034
(214) 587-0653 (phone)
(817) 488-2453 (fax)

December 10, 2010

United States Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.W.
Washington, D.C. 20549

Re:	SMSA Humble Acquisition Corp.
Registration Statement on Form 10
SEC File No. 0-54095

Dear Sir/Madam:

On behalf of SMSA Humble Acquisition Corp., (the “Registrant”), we herewith file with the Securities and Exchange Commission the Registrant’s Amendment No. 1 to Registration Statement on Form 10.  We are also filing herewith the Registrant’s response dated December 10, 2010 to the Staff’s comment letter dated December 7, 2010 regarding the Registrant’s initial Registration Statement on Form 10 as filed with the SEC on October 29, 2010 (SEC file No. 0-54095).  If the Staff has any questions or comments, please contact the undersigned at telephone 214-587-0653 or fax 817-488-2453.

Yours very truly,

/s/ Richard B. Goodner

Richard B. Goodner